Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 5,133	€ 6,322	€ 8,542
Acquisitions	644	392	352
Disposals	(23)	(19)	(608)
Depreciation	(1,384)	(1,576)	(1,948)
Transfers	0	0	0
Foreign exchange variation	(13)	15
Property, plant and equipment including right-of-use assets at end of period	4,356	5,133	6,322
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,390	3,049
Acquisitions	503	37
Disposals	(12)	(18)
Depreciation	(684)	(693)
Transfers	0	0
Foreign exchange variation	(13)	14
Property, plant and equipment including right-of-use assets at end of period	2,183	2,390	3,049
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,285	2,958	4,242
Acquisitions	286	21	101
Disposals	0	0	(516)
Depreciation	(587)	(549)	(860)
Transfers	0	(159)	(10)
Foreign exchange variation	(13)	14
Property, plant and equipment including right-of-use assets at end of period	1,971	2,285	2,958
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,269	1,675
Acquisitions	285	0
Disposals	0	0
Depreciation	(459)	(420)
Transfers	0	0
Foreign exchange variation	(13)	14
Property, plant and equipment including right-of-use assets at end of period	1,083	1,269	1,675
Laboratory equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,861	3,377	4,298
Acquisitions	358	370	250
Disposals	(23)	(19)	(92)
Depreciation	(797)	(1,027)	(1,089)
Transfers	0	159	10
Foreign exchange variation	0	1
Property, plant and equipment including right-of-use assets at end of period	2,385	2,861	3,377
Laboratory equipment and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,121	1,374
Acquisitions	218	37
Disposals	(12)	(18)
Depreciation	(225)	(272)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	1,101	1,121	1,374
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	0
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	0	0	0
Transfers	0	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0	0
In progress | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	€ 0	€ 0	€ 0